Biological Assets - Schedule of Changes in Agricultural Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Grains [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	R$ 22,138	R$ 47,226
Increases due to planting	448,427	437,590
Increases due to handling
Change in fair value	68,552	20,407
Reductions due to harvesting	(500,253)	(483,602)
Exchange variation	(678)	517
Ending balance	38,186	22,138
Historical cost	36,014
Fair value	2,172
Total balance	38,186
Current	38,186
Cotton [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	61,896	41,096
Increases due to planting	111,954	75,933
Increases due to handling
Change in fair value	(5,421)	4,799
Reductions due to harvesting	(90,094)	(60,471)
Exchange variation	(402)	539
Ending balance	77,933	61,896
Historical cost	76,905
Fair value	1,028
Total balance	77,933
Current	77,933
Sugarcane [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	111,636	112,423
Increases due to planting
Increases due to handling	300,016	231,132
Change in fair value	41,812	21,997
Reductions due to harvesting	(330,782)	(250,633)
Exchange variation	(220)	(3,283)
Ending balance	122,462	R$ 111,636
Historical cost	76,075
Fair value	46,387
Total balance	122,462
Current	R$ 122,462